Note 14 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2019	December 31, 2020

Interest rate swap contract	Current liabilities – Derivative	-	203,553
Interest rate swap contract	Long-term liabilities – Derivative	-	362,195
Total derivative liabilities		-	565,748

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
Interest rate swap contract– Unrealized gain / (loss)	Loss on derivatives, net	204,647	-	(565,748)
Interest rate swap contract- Realized loss	Loss on derivatives, net	(201,745)	(2,885)	(22,240)
Total net gain / (loss) on interest rate swap contract		2,902	(2,885)	587,988
FFA contracts not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
FFA contracts – Unrealized loss	Loss on derivatives, net	-	-	-
FFA contracts – Realized loss	Loss on derivatives, net	(47,245)	-	-
Total loss on FFA contracts		(47,245)	-	-